Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2017 and 2016 are as follows:

	December 31,
	2017	2016
Deferred tax assets:
NOL carryforward	$46,326,407	$60,357,220
R&E credit carryforward	2,559,479	2,559,479
Share-based compensation	345,088	448,534
Inventory reserve	45,338	269,708
Depreciation	71,756	117,629
Accruals and other	247,093	333,126
Total deferred tax assets	49,595,161	64,085,696
Valuation allowance	(49,251,408)	(63,520,548)
Deferred tax liabilities:
Intangible assets	(343,753)	(565,148)
Net deferred tax liability	$—	$—

Expected income tax provision (benefit) from applying federal statutory tax rates to the pre-tax loss and actual income tax provision (benefit)

The difference between the Company’s expected income tax provision (benefit) from applying federal statutory tax rates to the pre-tax loss and actual income tax provision (benefit) relates to the effect of the following:

	2017	2016
Federal income tax benefit at statutory rates	34.0%	34.0%
State income tax benefit, net of Federal benefit	6.8%	6.5%
Tax reform impact	(134.5)%	0.0%
Change in valuation allowance	93.0%	(37.3)%
Change in state tax rates and other	0.7%	(3.2)%
	0.0%	0.0%